Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions
Summary of consideration paid for acquiring assets and liabilities

	Fair value	Fair value	Fair value
	2020	2021	2022
	£m	£m	£m
Goodwill	570	131	269
Intangible assets	427	156	125
Property, plant and equipment	3	1	1
Other non-current assets	1	–	3
Current assets	20	4	8
Current liabilities	(24)	(16)	(21)
Borrowings	(3)	–	(3)
Deferred tax	(90)	(27)	(13)
Net assets acquired	904	249	369
Consideration (after taking account of £6m net cash acquired (2020: £29m; 2021: £8m))	904	249	369
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(40)	(14)	4
Net cash flow	864	235	373